Leases (Details) - Schedule of Non-Current Portion of the Lease Liability - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	$ 1,730,834
Less: Imputed Interest	(305,412)
Present Value of Lease Liabilities	1,425,422	$ 1,488,600
2025 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	247,975
2026 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	244,732
2027 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	187,683
2028 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	153,795
2029 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	130,380
Maturities after 2029 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	$ 766,269